Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Trade payables-non-related parties	$ 97,743	$ 222,005
Other payables - non-related parties	332	246
Other payables - related parties	704	264
Charter hire received in advance	1,337	3,846
Other accrued operating expenses	68,948	38,739
Trade and other payables	$ 169,064	$ 265,100